MUTUAL FUND SERIES TRUST

Catalyst Hedged Commodity Strategy Fund

Class A: CFHAX Class C: CFHCX Class I: CFHIX

(the “Fund”)

May 13, 2021

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2020, as supplemented.

______________________________________________________________________________

Effective July 12, 2021, the Fund’s investment objective will change to the following:

“The Fund’s investment objective is long-term capital appreciation.”

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, dated November 1, 2020, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst Hedged Commodity Strategy Fund

Class A: CFHAX Class C: CFHCX Class I: CFHIX

(the “Fund”)

May 13, 2021

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2020, as supplemented.

______________________________________________________________________________

David Miller, Senior Portfolio Manager of the Advisor, has replaced Kimberly Rios as portfolio manager to the Fund. Accordingly, all references to Kimberly Rios are deleted in their entirety from the Prospectus and Summary Prospectus and the following revisions to the Prospectus and Summary Prospectus are now effective.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY/ Catalyst Hedged Commodity Strategy Fund – Portfolio Manager” is deleted and replaced with the following:

Portfolio Manager: David Miller, Senior Portfolio Manager of the Advisor, serves as the Fund’s portfolio manager and is primarily responsible for the day-today management of the Fund’s portfolio. Mr. Miller has served as the Portfolio Manager of the Fund since May 2021.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers” is amended as follows:

David Miller - Senior Portfolio Manager of the Advisor (Catalyst Systematic Alpha Fund and Catalyst Hedged Commodity Strategy)

Mr. Miller is a Senior Portfolio Manager, Chief Investment Officer, and co-founder of Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Hedged Commodity Strategy Fund since May 2021. He is also Senior Portfolio Manager and Chief Investment Officer of Rational Advisors, Inc., an affiliate of the Advisor, since 2016. Mr. Miller is a member of Catalyst International Advisors LLC since

2019, Insights Media LLC since 2019, and Catalyst Insurance Corporation II since 2018. Prior to founding Catalyst, Mr. Miller was the Chief Executive Officer of Investment Catalyst, an investment newsletter he founded in 2005, which worked to identify undervalued stocks with a near term catalyst for appreciation. He received a BS in Economics from the University of Pennsylvania, Wharton School and an MBA in Finance from the University of Michigan, Ross School of Business.

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, dated November 1, 2020, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst Hedged Commodity Strategy Fund

Class A: CFHAX Class C: CFHCX Class I: CFHIX

(the “Fund”)

May 13, 2021

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2020, as supplemented.

______________________________________________________________________________________________________

David Miller has replaced Kimberly Rios as the portfolio manager to the Fund. Accordingly, all references to Kimberly Rios in the SAI are deleted in their entirety.

The following information replaces the information contained under the section of the SAI entitled “Advisors and Sub-Advisors – Portfolio Managers of the Funds ”

Portfolio Manager—Systematic Alpha Fund and Hedged Commodity Strategy Fund

David Miller is the senior portfolio manager responsible for the day-to-day management of Catalyst Systematic Alpha Fund and the portfolio manager responsible for the day-to-day management of Catalyst Hedged Commodity Strategy Fund. Mr. Miller’s compensation from the Advisor is based on a percentage of the overall profits of the Advisor. He is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor’s business. He also participates in a pension plan.

The following information is added to the tables contained under the section of the SAI entitled “Advisors and Sub-Advisors”:

As of March 31, 2021, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by David Miller, are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets (millions)
David Miller	8	$565 Million	0	$0 million	0	$0 million

The advisory fees for the registered investment companies, other pooled investment vehicles or other accounts managed by Mr. Miller listed above are not based on the performance of the respective account.

The following table shows the dollar range of equity securities of the Fund beneficially owned by Mr. Miller as of March 31, 2021.

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
David Miller	Hedged Commodity Strategy Fund	None

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2020, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.